Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 – Subsequent Events
  On July 14, 2017, the Company effectively increased its authorized share capital from 5,000,000,000 Ordinary Shares to 10,000,000,000 Ordinary Shares.